Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
On March 14, 2023, the Company completed the Business Combination which divested its Enterprise Apps Business and certain related assets and liabilities through a spin-off of CXApp Holding Corp., a Delaware corporation ("Legacy CXApp") to Inpixon’s stockholders and certain other securityholders of record as of March 6, 2023 (the “Record Date”) on a pro rata basis. The operations related to CXApp met the criteria within ASC 205-20 to be reported as discontinued operations because the Enterprise Apps Spin-off and the Merger represented a strategic shift in business that had a major effect on the Company’s operations and financial results. Accordingly, CXApp has been presented as discontinued operations in our consolidated financial statements for the years ended December 31, 2022, and 2021.

The Company noted that Legacy CXApp was part of the Company’s Indoor Intelligence segment. The net assets distributed as a result of the Enterprise Apps Spin-off was $24.2 million. Included within the $24.2 million dividend recorded to Additional Paid in Capital as a result of the deconsolidation of CXApp through distribution to securityholders is approximately $1.2 million in accumulated other comprehensive income that was recognized as a result of those distributed assets and liabilities included in the foreign operations of CXApp.

The operations related to CXApp met the criteria within ASC 205-20 to be reported as discontinued operations because the Enterprise Apps Spin-off and the Merger represented a strategic shift in business that had a major effect on the Company’s operations and financial results. Accordingly, CXApp has been presented as discontinued operations in our consolidated financial statements for the years ended December 31, 2022 and 2021. The financial data of Inpixon Canada, Inc., Design Reactor, Inc., Inpixon Philippines, Inc., and certain financial data of Inpixon, including Visualix GmbH i.L, entities are included in discontinued operations.

The following table summarizes certain selected components of income from discontinued operations:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenues	$8,470	$6,368
Cost of Revenues	2,064	1,646
Gross Profit	6,406	4,722

Operating Expenses
Research and development	9,323	6,704
Sales and marketing	4,996	4,763
General and administrative	10,540	20,607
Acquisition related costs	16	628
Impairment of goodwill and intangibles	5,540	11,896
Amortization of intangibles	3,885	3,046
Total Operating Expenses	34,300	47,644

Loss from Operations	(27,894)	(42,922)

Other Income (Expense)
Interest (expense)/income, net	4	1
Other income/(expense)	(1)	—
Total Other Income (Expense)	3	1

Loss from discontinued operations, before tax	(27,891)	(42,921)
Income tax (expense)/benefit	(184)	5,201
Loss from discontinued operations, net of tax	$(28,075)	$(37,720)

Cash used in operating activities from discontinued operations totaled approximately $17.8 million and $10.0 million for the years ended December 31, 2022 and 2021, respectively. Cash used in investing activities from discontinued operations totaled approximately $0.5 million and $0.4 million for the year ended December 31, 2022 and 2021, respectively. Cash provided by financing activities from discontinued operations totaled approximately $23.3 million and $20.4 million for the years ended December 31, 2022 and 2021, respectively.

The following table summarizes certain assets and liabilities of discontinued operations:

	As of December 31,
	2022	2021
Current Assets of Discontinued Operations
Cash and cash equivalents	$10,000	10,000
Accounts receivable	1,338	1,764
Notes and other receivables	273	106
Inventory	—	11
Prepaid expenses and other current assets	650	889
Current Assets of Discontinued Operations	$12,261	$12,770

Long Term Assets of Discontinued Operations
Property and equipment, net	$202	$231
Operating Lease Right-of-Use Asset, net	681	723
Software development costs, net	487	648
Intangible assets, net	19,289	23,468
Goodwill	—	5,545
Other Assets	52	76
Long Term Assets of Discontinued Operations	$20,711	$30,691

Current Liabilities of Discontinued Operations
Accounts payable	$1,054	$661
Accrued liabilities	1,736	7,882
Operating lease obligation, current	266	213
Deferred revenue	2,162	3,145
Current Liabilities of Discontinued Operations	$5,218	$11,901

Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	$444	$531
Other Liabilities, noncurrent	28	28
Long Term Liabilities of Discontinued Operations	$472	$559